Risks and Financial Instruments - Financial assets and liabilities exposed to floating interest rates (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Net liability position	R$ (5,950,168)	R$ (5,625,838)
DI [member]
Disclosure of detailed information about financial instruments [line items]
Net liability position	(5,952,953)	(5,283,509)
DI [member] | Cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Net liability position	1,943,164	2,241,852
DI [member] | Financial investments [member]
Disclosure of detailed information about financial instruments [line items]
Net liability position	1,607,608	3,749,852
DI [member] | Loans and debentures [member]
Disclosure of detailed information about financial instruments [line items]
Net liability position	(4,855,517)	(6,947,362)
DI [member] | Liability position foreign exchange hedging instruments [member]
Disclosure of detailed information about financial instruments [line items]
Net liability position	(2,283,625)	(2,124,146)
DI [member] | Liability position of fixed interest instruments + IPCA – DI [member]
Disclosure of detailed information about financial instruments [line items]
Net liability position	(2,364,583)	(2,203,705)
TJLP [member]
Disclosure of detailed information about financial instruments [line items]
Net liability position	(326)	(29,803)
TJLP [member] | Loans [member]
Disclosure of detailed information about financial instruments [line items]
Net liability position	(326)	(29,803)
LIBOR [member]
Disclosure of detailed information about financial instruments [line items]
Net liability position	3,111	(312,526)
LIBOR [member] | Asset position of foreign exchange hedging instruments [member]
Disclosure of detailed information about financial instruments [line items]
Net liability position	279,047	260,958
LIBOR [member] | Loans [member]
Disclosure of detailed information about financial instruments [line items]
Net liability position	R$ (275,936)	R$ (573,484)